CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License	$ 19,978	$ 9,120	$ 61,320	$ 38,907	$ 27,029
Maintenance and professional services	12,937	8,275	41,679	27,250	20,179
Revenues	32,915	17,395	102,999	66,157	47,208
Cost of revenues:
License	550	628	2,654	1,216	1,002
Maintenance and professional services	3,707	2,425	12,053	7,860	5,922
Cost of revenues	4,257	3,053	14,707	9,076	6,924
Gross profit	28,658	14,342	88,292	57,081	40,284
Operating expenses:
Research and development	4,117	3,237	14,400	10,404	7,273
Sales and marketing	13,460	9,433	44,943	32,840	22,081
General and administrative	3,578	1,481	8,495	4,758	3,297
Total operating expenses	21,155	14,151	67,838	48,002	32,651
Operating income	7,503	191	20,454	9,079	7,633
Financial income (expenses), net	(1,631)	(1,356)	(5,988)	(1,124)	4
Income (loss) before taxes on income	5,872	(1,165)	14,466	7,955	7,637
Taxes benefit (taxes on income)	(1,706)	(83)	(4,512)	(1,320)	225
Net income (loss)	4,166	(1,248)	9,954	6,635	7,862
Basic net income (loss) per ordinary share	$ 0.14	$ (0.35)	$ 0.46	$ 0.25	$ 0.51
Diluted net income (loss) per ordinary share	$ 0.12	$ (0.35)	$ 0.34	$ 0.14	$ 0.31
Other comprehensive income (loss)
Unrealized gain (loss) on foreign currency cash flow hedges	38	(73)	(488)	155
Other comprehensive income (loss) for the period	38	(73)	(488)	155
Total comprehensive income (loss)	$ 4,204	$ (1,321)	$ 9,466	$ 6,790	$ 7,862